Expense Example - LVIP Dimensional International Core Equity Fund	Standard Class 1 year	Standard Class 3 years	Standard Class 5 years	Standard Class 10 years	Service Class 1 year	Service Class 3 years	Service Class 5 years	Service Class 10 years
USD ($)	63	222	395	896	89	301	531	1,191